Share-based compensation, Weighted Average Grant date Fair Value and Assumptions (Details) SFr / shares in Units, SFr in Thousands	12 Months Ended
	Dec. 31, 2020 CHF (SFr) yr SFr / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CHF (SFr) yr SFr / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CHF (SFr) yr SFr / shares	Dec. 31, 2018 $ / shares
Number and weighted average exercise prices of options under the share option programs [Abstract]
Weighted average fair value, options granted (in USD/CHF per share) | (per share)	SFr 4.65	$ 5.25	SFr 3.59	$ 3.71	SFr 6.54	$ 6.66
Weighted average fair value, restricted share awards granted (in CHF per share) | SFr / shares	0		0		9.43
Weighted average fair value, non-vested restricted share awards granted (in CHF per share) | SFr / shares	SFr 9.51		SFr 9.52		SFr 9.51
Weighted average assumptions [Abstract]
Share price, weighted average (in USD per share)		7.11		5.41		9.87
Risk free interest rate	0.00%		0.00%		0.00%
Expected volatility	80.00%		80.00%		80.00%
Expected term | yr	6		6		6
Dividend yield	0.00%		0.00%		0.00%
Share-based compensation [Abstract]
Expense charged against the income statement | SFr	SFr 4,088		SFr 2,834		SFr 2,518
Bottom of Range [Member]
Weighted average assumptions [Abstract]
Exercise price (in USD per share)		5.04		5.15		8.33
Top of Range [Member]
Weighted average assumptions [Abstract]
Exercise price (in USD per share)		$ 9.16		$ 5.54		$ 12.30